Investment Objectives and Goals	Jul. 22, 2026
T-REX 2X LONG AEHR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG AEHR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AEHR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG AMSC DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG AMSC DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AMSC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG BB DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG BB DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BB. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG FLEX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG FLEX DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of FLEX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG GRAB DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG GRAB DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of GRAB. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG LWLG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG LWLG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of LWLG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG MXL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG MXL DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of MXL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG NOK DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG NOK DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of the ADRs. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG OSS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG OSS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of OSS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG PENG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG PENG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of PENG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG PURR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG PURR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of PURR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SHMD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SHMD DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SHMD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TEAM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG TEAM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TEAM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TTMI DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG TTMI DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TTMI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG VECO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG VECO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of VECO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG WOLF DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG WOLF DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of WOLF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.